Cover	Feb. 24, 2022
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 7, 2021, Creative Learning Corporation (the “Company”), DriveItAway, Inc., a Delaware corporation (“DIA”), and the existing shareholders of DIA executed an Agreement and Plan of Share Exchange (the “Share Exchange Agreement”), under which the Company agreed to acquire all of the issued and outstanding common stock of DIA by issuing one share of Series A Convertible Preferred Stock (the “Series A Preferred”) of the Company for each outstanding share of DIA common stock (the “Share Exchange”). On February 24, 2022, closing of the Share Exchange occurred. On March 15, 2022, the board of directors of Creative Learning Corporation approved an amendment to its certificate of incorporation to change its name to DriveItaway Holdings, Inc (“Holdings”), which was filed with the Delaware Secretary of State on April 18, 2022. The foregoing description of the Share Exchange is qualified in its entirety by reference to the full text of the Share Exchange Agreement, which was filed as Exhibit 10.1 to the Company’s Current Report on Form 8-K on December 14, 2021. This Current Report on Form 8-K/A amends Item 9.01 of the Current Report on Form 8-K filed by the Company on March 2, 2022 to include the historical financial statements of DIA and the pro forma financial information required by Item 9.01 of Form 8-K, attached hereto as Exhibits 99.1, 99.2 and 99.3. The pro forma financial information included in this Form 8-K/A has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and DIA would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve as a result of the Company’s acquisition of DIA. Except as described above, all other information in the Company’s Current Report on Form 8-K filed on March 2, 2022 remains unchanged.
Document Period End Date	Feb. 24, 2022
Entity File Number	000-52883
Entity Registrant Name	DRIVEITAWAY HOLDINGS, INC.
Entity Central Index Key	0001394638
Entity Tax Identification Number	20-4456503
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3401 Market Street
Entity Address, Address Line Two	Suite 200/201
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	(856)
Local Phone Number	577-2763
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	114 Kings Highway
Entity Address, Address Line Two	Suite 112
Entity Address, City or Town	Haddonfield
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08033